Components of Income Before Income Taxes and Noncontrolling Interest (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Income before income taxes and non controlling interest	[1]	$ 316,963	$ 286,061	$ 73,299
Foreign sources
Income Taxes [Line Items]
Income before income taxes and non controlling interest		$ 316,963	$ 286,061	$ 73,299

[1]	Container Ownership segment income (loss) before income taxes includes unrealized gain (loss) on financial instruments, net of $0, $5,220 and $(6,044) for the years ended December 31, 2022, 2021 and 2020, respectively, and debt termination expense of $0, $15,209 and $8,750 for the years ended December 31, 2022, 2021 and 2020, respectively.